RELATED PARTY TRANSACTIONS	7 Months Ended
Dec. 31, 2025
Greenland Exploration Limited
RELATED PARTY TRANSACTIONS

NOTE 3. RELATED PARTY TRANSACTIONS

Common Stock

On June 17, 2025, the Company issued an aggregate of 1,500,000 shares of common stock (the “Common Share”) to the Company’s management, board of directors and affiliates for an aggregate purchase price of $10,000 in cash.

Warrants

On June 17, 2025, the Company issued an aggregate of 1,500,000 warrants (the $15 Exercise Price Warrant) to the Company’s management, board of directors and affiliates for an aggregate purchase price of $10,000 in cash.

Promissory Notes

On July 17, 2025, the Company borrowed $15,000 under a promissory note (the “FGF Note”) with Fundamental Global Inc. The FGF Note is non-interest bearing and due at the earlier of (i) January 31, 2026, or (ii) date the Company closes its Business Combination. There was $15,000 outstanding as of December 31, 2025 under the FGF Note.

On August 28, 2025, the Company borrowed $160,000 under a promissory note (the “FGMP Note”) with FG Merchant Partners LP. The FGMP Note is non-interest bearing and due at the earlier of (i) January 31, 2026, or (ii) date the Company closes its Business Combination. There was $160,000 outstanding as of December 31, 2025 under the FGMP Note.

On September 4, 2025, the Company borrowed $100,000 under a promissory note (the “FGMP Note 2”) with FG Merchant Partners LP. The FGMP Note 2 is non-interest bearing and due at the earlier of (i) January 31, 2026, or (ii) date the Company closes its Business Combination. There was $100,000 outstanding as of December 31, 2025 under the FGMP Note 2.

On September 9, 2025, Pelican Merger Sub, a subsidiary of Pelican, borrowed $100,000 from the Company under a promissory note (the “Pelican Note 1”) with no interest accruing and coming due upon the closing of a repayment/conversion trigger event. There was $100,000 receivable as of December 31, 2025 under the Pelican Note.

On October 27, 2025, the Company borrowed $200,000 under a promissory note (the “FGMP Note 3”) with FG Merchant Partners LP. The FGMP Note 3 is non-interest bearing and due at the earlier of (i) March 31, 2026, or (ii) date the Company closes its Business Combination. There was $200,000 outstanding as of December 31, 2025 under the FGMP Note 3.

From October 1, 2025 till December 30, 2025, Company had paid $98,529 in transaction related expenses on behalf of the Pelican pursuant to the Merger Agreement. Company will be reimbursed at the closing of Business Combination.

On November 24, 2025, Pelican Holdco Inc, a subsidiary of Pelican, agreed to borrow up to $200,000 from the Company under a promissory note (the “Pelican Note 2”) with no interest accruing and coming due upon the closing of a repayment/conversion trigger event. The $98,526 in transaction related expenses that Company has paid on behalf of the Pelican was captured under this Pelican Note 2. As such, Pelican Holdco can draw down $104,470 under the Pelican Note 2. On December 16, 2025, Pelican Holdco Inc. drew $33,990 under Pelican Note 2. There was $132,519 outstanding as of December 31, 2025, under Pelican Note 2.